SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive securities of earnings per share amount	542,261	50,807
Warrant [Member]
Antidilutive securities of earnings per share amount	466,263	7,772
Stock Option [Member]
Antidilutive securities of earnings per share amount	75,998	43,035